Note 15 - Income Taxes - Components of Recognized Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Net deferred income tax assets	$ 5,145	$ 11,626
Recognized in net income	(4,090)	(7,347)
Recognized on acquisition	(898)
Recognized directly to equity	1,876	866
Net deferred income tax assets	2,033	5,145
Deferred income tax asset (note 15)	2,931	5,145
Deferred tax liabilities	(898)	0
Net deferred income tax assets	2,033	5,145
Allowance for credit losses [member]
Statement Line Items [Line Items]
Net deferred income tax assets	474	566
Recognized in net income	(86)	(92)
Recognized on acquisition	0
Recognized directly to equity	0	0
Net deferred income tax assets	388	474
Loss carryforwards [member]
Statement Line Items [Line Items]
Net deferred income tax assets	4,166	10,294
Recognized in net income	(3,828)	(6,994)
Recognized on acquisition	0
Recognized directly to equity	0	866
Net deferred income tax assets	338	4,166
Share issue and financing costs [member]
Statement Line Items [Line Items]
Net deferred income tax assets	87	162
Recognized in net income	(590)	(75)
Recognized on acquisition	0
Recognized directly to equity	1,876	0
Net deferred income tax assets	1,373	87
Deposit commissions [member]
Statement Line Items [Line Items]
Net deferred income tax assets	(865)	(757)
Recognized in net income	(116)	(108)
Recognized on acquisition	0
Recognized directly to equity	0	0
Net deferred income tax assets	(981)	(865)
Intangible assets [member]
Statement Line Items [Line Items]
Net deferred income tax assets	0
Recognized in net income	0
Recognized on acquisition	(898)
Recognized directly to equity	0
Net deferred income tax assets	(898)	0
Deferred loan fees [member]
Statement Line Items [Line Items]
Net deferred income tax assets	526	617
Recognized in net income	231	(91)
Recognized on acquisition	0
Recognized directly to equity	0	0
Net deferred income tax assets	757	526
Other temporary differences [member]
Statement Line Items [Line Items]
Net deferred income tax assets	757	744
Recognized in net income	299	13
Recognized on acquisition	0
Recognized directly to equity	0	0
Net deferred income tax assets	$ 1,056	$ 757